Fair Value Quantitative and Qualitative Disclosures - Summary of Sensitivity Analysis Related to WACC (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Growth Rate At 2.00% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 370.9
Growth Rate At 2.00% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	366.2
Growth Rate At 2.00% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	361.7
Growth Rate At 3.00% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	391.8
Growth Rate At 3.00% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	386.8
Growth Rate At 3.00% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	381.9
Growth rate At 4.00% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	416.5
Growth rate At 4.00% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	411.1
Growth rate At 4.00% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 405.9